UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Templeton
Variable Insurance
Products Trust
June 30, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 5
Franklin Templeton Variable Insurance
Products Trust Semiannual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin VolSmart Allocation VIP Fund
............
FVA-1
*Prospectus Supplement
....................
FVA-6
Index Descriptions
..............................
I-1
Shareholder Information
..........................
SI-1
*Not part of the semi annual report. Retain for your records .

i
Semiannual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

FVA-1
Semiannual Report
Franklin VolSmart Allocation VIP Fund
This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2021 .
Class 5 Performance Summary as of June 30, 2021
The Fund’s Class 5 Shares posted a +8.89 % total return* for the six-month period ended June 30, 2021.
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FVA-2
Semiannual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
There can be no guarantee that the Fund will stay within
its Target Volatility. Also, the managed volatility strategy could negatively impact the Fund’s return and expose the
Fund to additional costs. Generally, investors should be
comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate,
sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or
general market conditions. Bond prices generally move
in the opposite direction of interest rates. Changes in the
financial strength of a bond issuer or in a bond’s credit
rating may affect its value. Derivatives involve costs and can create economic leverage in the portfolio, which may result
in significant volatility and cause the Fund to participate
in losses (as well as gains) in an amount that exceeds
the Fund’s initial investment. The Fund may not achieve
the anticipated benefits, and may realize losses when a
counterparty fails to perform. Because the Fund allocates
assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there
is no guarantee that the manager’s investment decisions
will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s six-month total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a +15.25% total return, while the Fund’s fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index, posted a -1.60% total return for the period under
review.
1
The Fund’s Blended Benchmark, a combination of
leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +8.47% total
return for the same period.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500, posted a
+15.25% total return for the six months ended June 30,
2021.
1
Stocks benefited from the continued economic
recovery, accommodative monetary policy, additional fiscal
stimulus measures, implementation of novel coronavirus
(COVID-19) vaccination programs and easing pandemic
restrictions. As many businesses reopened, stimulus
payments and generally high household savings contributed
to increased consumer spending. The progress toward
a bipartisan infrastructure bill further bolstered investor
sentiment, aiding equities to reach new all-time price highs toward period-end.
The U.S. economic recovery accelerated in 2021’s first
quarter, with total economic output nearly reaching
pre-pandemic levels, as the lifting of many COVID-19
Portfolio Composition*
6/30/21
% of Total
Net Assets
Common Stocks 62.4%
Domestic Fixed Income 21.7%
Domestic Hybrid 10.0%
Foreign Equity 3.3%
Short-Term Investments & Other Net Assets 2.6%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg Barclays U.S. Aggregate Bond Index and
10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-3
Semiannual Report
restrictions and strong consumer spending bolstered
growth. The inflation rate surged during the period amid
increased demand and supply-chain bottlenecks, with the
price pressures coming largely from the areas particularly
impacted by the shutdown, such as used vehicles, airfares,
semiconductors and building materials. The unemployment
rate declined from 6.7% in December 2020 to 5.9% in June
2021 as job openings grew, but a relative lack of available
workers fueled wage growth, adding to some investors’
inflation concerns.
3
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit
flows to borrowers and providing liquidity to credit markets with open-ended purchasing of government-backed and
corporate bonds. In its June 2021 meeting statement, the
Fed indicated that rising inflation largely reflected transitory factors and it would monitor incoming information and
adjust its monetary policy stance as needed to attain its
employment and price stability goals.
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, posted a -1.60% total
return for the six months ended June 30, 2021.
1
As the
economy continued to recover from the COVID-19 pandemic
and the inflation rate surged, yields (which move inversely to prices) increased for most bonds.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted a -2.58% total return
for the six-month period.
1
The 10-year U.S. Treasury yield,
which began the period below one percent, rose notably
amid many investors’ increasing inflation expectations.
Mortgage-backed securities (MBS), as measured by the
Bloomberg Barclays MBS Index, posted a -0.77% total
return for the period, as low interest rates led to accelerated prepayments from mortgage refinancing.
1
U.S. corporate bond performance varied significantly
based on credit rating, reflecting the continued recovery of credit markets following the onset of COVID-19. Although
the strengthening economy pressured corporate bonds
generally, it helped temper investor concerns about
credit quality, which benefited lower-rated bonds. In this
environment, high-yield corporate bonds, as represented
by the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, posted a +3.62% return, while investment-grade
corporate bonds, as represented by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a -1.27% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year.
(Volatility within the 10% target is referred to as “Target
Volatility.”) The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
Asset Allocation
The Fund’s cross-asset allocation positioning, in aggregate, supported relative performance as the portfolio’s equity
position remained toward the upper band of its allowable
range. The overweight exposure to equities and underweight
exposure to fixed income reflected our belief that as
COVID-19 vaccines are progressively distributed globally,
macroeconomic conditions should continue to improve.
Within equities, the Fund’s portfolio sold into strength across
U.S. markets, and we began to build a position in non-U.S.
developed market equites. Our view is that as vaccine
distribution accelerates across these regions, international markets should benefit from the uptick in economic
reopening.
We believe global monetary policy will remain supportive of
risk assets, but we remain cognizant that pandemic-related
risks may return to the forefront; thus, portfolio hedges
continue to be held in the Fund.
3. Source: Bureau of Labor Statistics.

Franklin VolSmart Allocation VIP Fund
FVA-4
Semiannual Report
Equities
The Franklin Rising Dividends Strategy, the largest
underlying equity strategy in the Fund, detracted from
performance relative to the S&P 500. The strategy’s focus
on dividend-paying equities was generally out of favor during the period. However, the strategy’s focus on industrials and materials benefited performance amid the sector rotation.
The Franklin U.S. Smart Beta Equity Strategy also detracted
from relative results, although its overweight exposure
to quality and style value factors positively contributed to performance.
Fixed Income
The Fund’s fixed income exposures contributed to relative
returns. Franklin Strategic Income Fund – Class R6
and Franklin Low Duration Total Return Fund – Class
R6 outperformed their benchmark indexes due to their
respective duration positioning and sector selection across
corporate-credit markets.
Multi-Asset
A small allocation to Franklin Income VIP Fund – Class 1,
which blends equity and fixed income holdings, generated
strong positive returns for the period that outperformed the
Bloomberg Barclays U.S. Aggregate Bond Index but slightly
underperformed the S&P 500. Equity sector decisions,
individual issuer selection in the financials and energy
sectors, and high-yield and investment-grade corporate debt
allocations contributed to performance.
Hedging
Overall, hedging strategies had a neutral to slightly positive impact on Fund performance. Volatility remained low during
the period and approached levels logged in early 2020,
before the pandemic. The market volatility index-linked
hedge strategy incrementally contributed to performance,
while the equity volatility hedge strategy detracted slightly.
Positioning
During the six-month reporting period, a small position in
iShares Core MSCI EAFE ETF was initiated. This new
position was funded with gains realized from the strong
performance of U.S. equities.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund . We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
6/30/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 13.7%
Franklin Income VIP Fund, Class 1 10.0%
Franklin Low Duration Total Return Fund, Class
R6 4.3%
Franklin Strategic Income Fund, Class R6 3.7%
iShares Core MSCI EAFE ETF 3.3%
Microsoft Corp. 3.2%
Accenture plc, Class A 1.6%
Roper Technologies, Inc. 1.5%
Texas Instruments, Inc. 1.4%
Target Corp. 1.3%

Class 5 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-5
Semiannual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/21
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
Ending
Account
Value 6/30/21
Fund-Level
Expenses
Paid During
Period
1/1/21–6/30/21
1,2
a
Net
Annualized
Expense
Ratio
2
5 $1,000 $1,088.90 $4.14 $1,020.83 $4.01 0.80%

FVA-6
Semiannual Report
FVA P2 P5 03/21
SUPPLEMENT DATED MARCH 1, 2021
TO THE PROSPECTUS DATED MAY 1, 2020 OF
FRANKLIN VOLSMART ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectuses are amended as follows:
I. The following replaces the fourth paragraph under the “Fund Summary(ies) – Franklin VolSmart Allocation VIP Fund –
Principal Investment Strategies” section of the prospectuses:
The Fund is structured as a limited “fund-of-funds” that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and Legg Mason mutual funds and exchange-
traded funds (ETFs) and third-party ETFs (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities.
The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time. The Fund’s investments in underlying funds will change over time depending on various factors, including general market conditions.
II. The following replaces the fourth paragraph under the “Fund Details – Franklin VolSmart Allocation VIP Fund –
Principal Investment Policies and Practices” section of the prospectuses:
The Fund is structured as a limited “fund-of-funds” that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and Legg Mason mutual funds and exchange-
traded funds (ETFs) and third-party ETFs (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy. The Fund may have a large percentage of its core portfolio assets invested in underlying funds at any given time; however, the Fund will not invest more than 25% of its assets in any one underlying fund at any given time.
The Fund’s investments in underlying funds will change over time depending on various factors, including general market conditions.
III. The following replaces the list of principal investment strategies and principal underlying funds listed under the seventh paragraph under the “Fund Details – Franklin VolSmart Allocation VIP Fund – Principal Investment Policies and
Practices – Core Portfolio” section of the prospectuses:
Rising Dividends Strategy (equity)
This strategy focuses on long-term capital appreciation and preservation of capital by investing primarily in equity securities of companies that the investment manager believes have a history of consistent and substantial dividend increases.
U.S. Smart Beta Strategy (equity)
Franklin’s U.S. Smart Beta strategy seeks to provide investment results that closely correspond to a systematic, rules-
based proprietary index that is based on the Russell 1000® Index using a methodology developed by FTSE Russell and Franklin Templeton. This methodology seeks to achieve a lower level of risk and higher risk-adjusted performance

FVA-7
Semiannual Report
Please keep this supplement with your prospectus for future reference.
than the Russell 1000® Index over the long term by applying a multifactor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors – quality, value, momentum and low volatility.
Franklin DynaTech Fund (equity)
The fund seeks capital appreciation by investing primarily in equity securities of companies that its manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy.
Franklin Growth Fund (equity)
The fund seeks long-term capital appreciation by investing substantially in the equity securities of companies that are leaders in their industries, and which its manager believes are suitable for a buy-and-hold strategy.
Franklin Low Duration Total Return Fund (fixed-income)
The fund invests primarily in debt securities, including government and corporate debt securities, mortgage- and asset-
backed securities, floating rate loans and debt securities, and derivative instruments that provide exposure to such securities targeting an estimated average portfolio duration of three years or less.
Franklin Strategic Income Fund (fixed-income)
The fund seeks to earn a high level of current income and, secondarily, seeks capital appreciation over the long term, by investing at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets, and derivative instruments that provide exposure to such securities.
Western Asset Core Bond Fund (fixed-income)
The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. The fund seeks to maintain a dollar-weighted average effective duration within 20% of the average duration of the domestic bond market as a whole.
Western Asset Core Plus Bond Fund (fixed-income)
The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. The fund seeks to maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole.
Franklin Liberty U.S. Core Bond ETF (fixed-income)
The ETF seeks total return by investing in bonds of U.S. issuers, including government, corporate debt, mortgage-
backed and asset-backed securities.
Western Asset Short-Term Bond Fund (fixed-income)
The fund invests at least 80% of its assets in investment grade fixed income securities. The fund normally maintains an average effective maturity of not more than three years.
Franklin U.S. Government Securities Fund (fixed-income)
The fund invests at least 80% of its assets in U.S. government securities.
Franklin Income VIP Fund (multi-asset class)
The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with relatively high dividends.
Cash, Cash Equivalents and Money Market Securities
With respect to its cash investments, the Fund expects to hold cash, cash equivalents and high quality money market securities, including U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper, repurchase agreements and affiliated money market funds.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-8
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.55 $12.60 $10.82 $11.67 $10.10 $9.68
Income from investment operations
a
:
Net investment income
b,c
............ 0.18 0.24 0.22 0.21 0.16 0.16
Net realized and unrealized gains (losses) 1.14 1.86 1.70 (1.02) 1.41 0.28
Total from investment operations ........ 1.32 2.10 1.92 (0.81) 1.57 0.44
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.64) (0.15) — (0.04) — (—)
d
Net realized gains ................. (0.79) — (0.14) — — (0.02)
Total distributions ................... (1.43) (0.15) (0.14) (0.04) — (0.02)
Net asset value, end of period .......... $14.44 $14.55 $12.60 $10.82 $11.67 $10.10
Total return
e
....................... 9.08% 16.85% 17.82% (6.93)% 15.54% 4.39%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates
g
.......................... 0.87% 0.88% 1.12% 1.10% 1.14% 1.25%
Expenses net of waiver and payments by
affiliates
g ,h
......................... 0.65% 0.65% 0.90% 0.75% 0.73% 0.73%
Net investment income ............... 2.41% 1.85% 1.87% 1.85% 1.44% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $44 $45 $39 $33 $36 $31
Portfolio turnover rate ................ 23.94% 69.19% 4.99% 6.28% 5.69% 1.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10% for the period ended June 30, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-9
a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Class 5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.52 $12.59 $10.80 $11.65 $10.07 $9.67
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.23 0.23 0.22 0.17 0.16
Net realized and unrealized gains (losses) 1.12 1.86 1.70 (1.01) 1.41 0.29
Total from investment operations ........ 1.29 2.09 1.93 (0.79) 1.58 0.45
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.62) (0.16) — (0.06) — (0.03)
Net realized gains ................. (0.79) — (0.14) — — (0.02)
Total distributions ................... (1.41) (0.16) (0.14) (0.06) — (0.05)
Net asset value, end of period .......... $14.40 $14.52 $12.59 $10.80 $11.65 $10.07
Total return
d
....................... 8.89% 16.78% 17.95% (6.85)% 15.69% 4.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.02% 1.03% 1.02% 1.00% 1.04% 1.15%
Expenses net of waiver and payments by
affiliates
f,g
......................... 0.80% 0.80% 0.80% 0.65% 0.63% 0.63%
Net investment income ............... 2.23% 1.70% 1.97% 1.95% 1.54% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $205,353 $195,818 $185,381 $171,173 $188,240 $124,581
Portfolio turnover rate ................ 23.94% 69.19% 4.99% 6.28% 5.69% 1.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.10 % for the period ended June 30, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited), June 30, 2021
Franklin VolSmart Allocation VIP Fund
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a a
Shares
a
Value
a
Common Stocks 62.4%
Aerospace & Defense 1.6%
BWX Technologies, Inc. .............................................. 370 $ 21,504
General Dynamics Corp. .............................................. 4,200 790,692
Huntington Ingalls Industries, Inc. ....................................... 381 80,296
Lockheed Martin Corp. ............................................... 1,505 569,417
Northrop Grumman Corp. ............................................. 829 301,283
Raytheon Technologies Corp. .......................................... 18,745 1,599,136
3,362,328
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc. .......................................... 1,394 130,576
Expeditors International of Washington, Inc. ............................... 1,693 214,334
United Parcel Service, Inc., B .......................................... 9,971 2,073,669
2,418,579
Auto Components 0.0%
†
Gentex Corp. ...................................................... 2,642 87,424
Banks 0.6%
Associated Banc-Corp. ............................................... 329 6,738
JPMorgan Chase & Co. ............................................... 5,435 845,360
People's United Financial, Inc. .......................................... 971 16,643
Wells Fargo & Co. ................................................... 8,144 368,842
1,237,583
Beverages 1.3%
a
Boston Beer Co., Inc. (The), A .......................................... 38 38,790
Brown-Forman Corp., A ............................................... 475 33,488
Brown-Forman Corp., B .............................................. 967 72,467
Coca-Cola Co. (The) ................................................. 10,626 574,973
a
Monster Beverage Corp. .............................................. 3,358 306,753
PepsiCo, Inc. ...................................................... 10,575 1,566,898
2,593,369
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 11,079 1,247,939
Amgen, Inc. ....................................................... 2,439 594,506
a
Biogen, Inc. ....................................................... 1,539 532,909
a
Exelixis , Inc. ....................................................... 2,526 46,024
Gilead Sciences, Inc. ................................................ 7,709 530,842
a
Horizon Therapeutics plc .............................................. 774 72,477
a
Regeneron Pharmaceuticals, Inc. ....................................... 546 304,963
a
Vertex Pharmaceuticals, Inc. ........................................... 1,057 213,123
3,542,783
Building Products 0.8%
A O Smith Corp. .................................................... 529 38,120
Allegion plc ........................................................ 470 65,471
Johnson Controls International plc ....................................... 17,892 1,227,928
Lennox International, Inc. ............................................. 225 78,930
Trane Technologies plc ............................................... 526 96,858
a
Trex Co., Inc. ...................................................... 473 48,345
1,555,652
Capital Markets 1.3%
Evercore , Inc., A .................................................... 152 21,397
FactSet Research Systems, Inc. ........................................ 390 130,888
Invesco Ltd. ....................................................... 2,953 78,934
Jefferies Financial Group, Inc. .......................................... 864 29,549

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-11
a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Lazard Ltd., A ...................................................... 1,050 $ 47,512
MarketAxess Holdings, Inc. ............................................ 369 171,065
Moody's Corp. ...................................................... 1,136 411,652
Morningstar, Inc. .................................................... 180 46,280
Nasdaq, Inc. ....................................................... 4,370 768,246
S&P Global, Inc. .................................................... 1,348 553,286
SEI Investments Co. ................................................. 997 61,784
T Rowe Price Group, Inc. ............................................. 1,242 245,879
2,566,472
Chemicals 3.7%
Air Products and Chemicals, Inc. ........................................ 7,997 2,300,577
Albemarle Corp. .................................................... 8,610 1,450,441
Celanese Corp. ..................................................... 752 114,003
Eastman Chemical Co. ............................................... 1,027 119,902
Ecolab, Inc. ........................................................ 4,660 959,820
Huntsman Corp. .................................................... 791 20,977
Linde plc .......................................................... 7,300 2,110,430
LyondellBasell Industries NV, A ......................................... 3,071 315,914
NewMarket Corp. ................................................... 74 23,827
Sherwin-Williams Co. (The) ............................................ 900 245,205
Valvoline, Inc. ...................................................... 1,145 37,167
7,698,263
Commercial Services & Supplies 0.9%
Cintas Corp. ....................................................... 3,984 1,521,888
a
Copart , Inc. ........................................................ 1,983 261,419
Rollins, Inc. ........................................................ 2,311 79,036
1,862,343
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................................. 230 83,331
Cisco Systems, Inc. ................................................. 12,681 672,093
a
F5 Networks, Inc. ................................................... 610 113,863
Motorola Solutions, Inc. ............................................... 1,548 335,684
1,204,971
Consumer Finance 0.0%
†
Santander Consumer USA Holdings, Inc. ................................. 821 29,819
Containers & Packaging 0.1%
Ardagh Group SA ................................................... 38 932
Avery Dennison Corp. ................................................ 332 69,799
International Paper Co. ............................................... 903 55,363
Packaging Corp. of America ........................................... 819 110,909
Sonoco Products Co. ................................................ 929 62,150
299,153
Distributors 0.1%
Pool Corp. ........................................................ 393 180,253
Diversified Consumer Services 0.0%
†
a
Grand Canyon Education, Inc. .......................................... 180 16,195
H&R Block, Inc. ..................................................... 2,213 51,961
68,156
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................................... 18,990 546,532

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a a
Shares
a
Value
a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. ............................................. 2,434 $ 33,078
Verizon Communications, Inc. .......................................... 9,065 507,912
1,087,522
Electric Utilities 1.0%
Alliant Energy Corp. ................................................. 2,100 117,096
American Electric Power Co., Inc. ....................................... 2,446 206,907
Evergy , Inc. ........................................................ 1,613 97,474
Eversource Energy .................................................. 2,721 218,333
Hawaiian Electric Industries, Inc. ........................................ 973 41,139
NextEra Energy, Inc. ................................................. 7,334 537,436
PPL Corp. ......................................................... 5,487 153,471
Southern Co. (The) .................................................. 7,444 450,436
Xcel Energy, Inc. .................................................... 2,675 176,229
1,998,521
Electrical Equipment 0.7%
Eaton Corp. plc ..................................................... 870 128,917
Emerson Electric Co. ................................................ 5,603 539,233
a
Generac Holdings, Inc. ............................................... 216 89,672
GrafTech International Ltd. ............................................ 415 4,822
Hubbell, Inc. ....................................................... 118 22,047
nVent Electric plc ................................................... 12,600 393,624
Rockwell Automation, Inc. ............................................. 1,161 332,069
1,510,384
Electronic Equipment, Instruments & Components 0.0%
†
Vontier Corp. ....................................................... 266 8,666
Entertainment 0.2%
Activision Blizzard, Inc. ............................................... 2,980 284,411
Electronic Arts, Inc. .................................................. 1,181 169,863
454,274
Equity Real Estate Investment Trusts (REITs) 0.8%
CoreSite Realty Corp. ................................................ 155 20,863
a
EPR Properties ..................................................... 724 38,140
Extra Space Storage, Inc. ............................................. 274 44,887
Gaming and Leisure Properties, Inc. ..................................... 16 741
Kimco Realty Corp. .................................................. 3,465 72,245
National Retail Properties, Inc. ......................................... 1,679 78,712
Omega Healthcare Investors, Inc. ....................................... 499 18,109
Public Storage ..................................................... 1,705 512,676
Realty Income Corp. ................................................. 3,061 204,291
Simon Property Group, Inc. ............................................ 2,605 339,900
Spirit Realty Capital, Inc. .............................................. 1,020 48,797
STORE Capital Corp. ................................................ 1,948 67,226
VICI Properties, Inc. ................................................. 1,219 37,813
WP Carey, Inc. ..................................................... 1,400 104,468
1,588,868
Food & Staples Retailing 1.3%
Casey's General Stores, Inc. ........................................... 328 63,842
Costco Wholesale Corp. .............................................. 1,419 561,456
Kroger Co. (The) .................................................... 5,719 219,095
a
Sprouts Farmers Market, Inc. .......................................... 946 23,508
Walgreens Boots Alliance, Inc. ......................................... 6,322 332,600

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks
(continued)
Food & Staples Retailing (continued)
Walmart, Inc. ...................................................... 10,017 $ 1,412,597
2,613,098
Food Products 1.1%
Campbell Soup Co. .................................................. 750 34,193
Flowers Foods, Inc. .................................................. 1,806 43,705
General Mills, Inc. ................................................... 6,099 371,612
Hershey Co. (The) .................................................. 1,648 287,049
Hormel Foods Corp. ................................................. 2,838 135,514
Ingredion, Inc. ...................................................... 610 55,205
J M Smucker Co. (The) ............................................... 886 114,799
Kellogg Co. ........................................................ 1,839 118,303
McCormick & Co., Inc. ............................................... 9,500 839,040
Tyson Foods, Inc., A ................................................. 2,695 198,783
2,198,203
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 1,056 101,492
Health Care Equipment & Supplies 4.8%
Abbott Laboratories .................................................. 11,860 1,374,930
a
ABIOMED, Inc. ..................................................... 172 53,683
a
Align Technology, Inc. ................................................ 346 211,406
Becton Dickinson and Co. ............................................. 6,100 1,483,459
a
IDEXX Laboratories, Inc. .............................................. 229 144,625
Medtronic plc ...................................................... 14,200 1,762,646
a
Quidel Corp. ....................................................... 88 11,274
ResMed , Inc. ...................................................... 1,375 338,965
Stryker Corp. ...................................................... 9,200 2,389,516
West Pharmaceutical Services, Inc. ...................................... 5,809 2,086,012
9,856,516
Health Care Providers & Services 1.3%
Chemed Corp. ..................................................... 138 65,481
CVS Health Corp. ................................................... 3,350 279,524
Humana, Inc. ...................................................... 508 224,902
Premier, Inc., A ..................................................... 481 16,734
Quest Diagnostics, Inc. ............................................... 290 38,271
UnitedHealth Group, Inc. .............................................. 5,113 2,047,450
2,672,362
Health Care Technology 0.2%
Cerner Corp. ....................................................... 2,664 208,218
a
Veeva Systems, Inc., A ............................................... 552 171,645
379,863
Hotels, Restaurants & Leisure 1.1%
Domino's Pizza, Inc. ................................................. 425 198,258
McDonald's Corp. ................................................... 7,498 1,731,963
Yum! Brands, Inc. ................................................... 3,334 383,510
2,313,731
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,703 153,900
Garmin Ltd. ........................................................ 1,426 206,257
a
NVR, Inc. ......................................................... 31 154,172

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables (continued)
PulteGroup, Inc. .................................................... 1,732 $ 94,515
608,844
Household Products 1.6%
Church & Dwight Co., Inc. ............................................. 2,437 207,681
Clorox Co. (The) .................................................... 1,438 258,710
Colgate-Palmolive Co. ............................................... 15,437 1,255,800
Procter & Gamble Co. (The) ........................................... 11,203 1,511,621
3,233,812
Industrial Conglomerates 3.2%
3M Co. ........................................................... 3,133 622,308
Carlisle Cos., Inc. ................................................... 2,860 547,347
Honeywell International, Inc. ........................................... 10,484 2,299,665
Roper Technologies, Inc. .............................................. 6,740 3,169,148
6,638,468
Insurance 0.4%
American National Group, Inc. .......................................... 74 10,993
Erie Indemnity Co., A ................................................. 2,625 507,544
Progressive Corp. (The) .............................................. 2,301 225,981
744,518
Interactive Media & Services 0.8%
a
Alphabet, Inc., A .................................................... 155 378,478
a
Alphabet, Inc., C .................................................... 151 378,454
a
Facebook, Inc., A ................................................... 1,971 685,336
a
Match Group, Inc. ................................................... 831 133,999
1,576,267
Internet & Direct Marketing Retail 0.1%
eBay, Inc. ......................................................... 1,473 103,419
Qurate Retail, Inc., A ................................................. 879 11,506
114,925
IT Services 4.2%
Accenture plc, A .................................................... 11,104 3,273,348
a
Akamai Technologies, Inc. ............................................. 620 72,292
Amdocs Ltd. ....................................................... 1,308 101,187
Automatic Data Processing, Inc. ........................................ 3,129 621,482
Broadridge Financial Solutions, Inc. ...................................... 1,164 188,021
Cognizant Technology Solutions Corp., A .................................. 4,332 300,034
International Business Machines Corp. ................................... 4,449 652,179
Jack Henry & Associates, Inc. .......................................... 775 126,720
Mastercard , Inc., A .................................................. 1,630 595,097
Paychex, Inc. ...................................................... 3,391 363,854
Visa, Inc., A ........................................................ 9,569 2,237,424
Western Union Co. (The) .............................................. 978 22,465
8,554,103
Life Sciences Tools & Services 0.4%
a
Bio-Rad Laboratories, Inc., A ........................................... 48 30,926
a
Mettler -Toledo International, Inc. ........................................ 242 335,252
Thermo Fisher Scientific, Inc. .......................................... 870 438,889
a
Waters Corp. ...................................................... 284 98,153
903,220

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Machinery 1.8%
Allison Transmission Holdings, Inc. ...................................... 853 $ 33,898
Cummins, Inc. ...................................................... 1,475 359,620
Donaldson Co., Inc. ................................................. 6,830 433,910
Dover Corp. ....................................................... 6,944 1,045,766
Graco , Inc. ........................................................ 1,584 119,909
Illinois Tool Works, Inc. ............................................... 2,229 498,315
Lincoln Electric Holdings, Inc. .......................................... 222 29,240
Otis Worldwide Corp. ................................................ 1,533 125,354
PACCAR, Inc. ...................................................... 2,125 189,656
Pentair plc ........................................................ 11,000 742,390
Snap-on, Inc. ...................................................... 407 90,936
Toro Co. (The) ..................................................... 1,092 119,989
3,788,983
Media 0.4%
Comcast Corp., A ................................................... 10,837 617,926
Interpublic Group of Cos., Inc. (The) ..................................... 3,120 101,369
Omnicom Group, Inc. ................................................ 2,086 166,859
886,154
Metals & Mining 0.3%
Newmont Corp. ..................................................... 3,025 191,725
Nucor Corp. ....................................................... 1,896 181,883
Reliance Steel & Aluminum Co. ......................................... 341 51,457
Southern Copper Corp. ............................................... 177 11,385
Steel Dynamics, Inc. ................................................. 1,479 88,148
524,598
Multiline Retail 1.5%
Dollar General Corp. ................................................. 2,313 500,510
Target Corp. ....................................................... 11,018 2,663,491
3,164,001
Multi-Utilities 0.5%
Ameren Corp. ...................................................... 1,766 141,351
Consolidated Edison, Inc. ............................................. 2,942 211,000
Dominion Energy, Inc. ................................................ 5,169 380,283
Public Service Enterprise Group, Inc. .................................... 4,798 286,633
WEC Energy Group, Inc. .............................................. 1,199 106,651
1,125,918
Oil, Gas & Consumable Fuels 0.7%
Cabot Oil & Gas Corp. ............................................... 2,958 51,647
Chevron Corp. ..................................................... 5,690 595,971
EOG Resources, Inc. ................................................ 4,530 377,983
Exxon Mobil Corp. ................................................... 5,600 353,248
1,378,849
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), A ........................................ 2,165 688,643
Nu Skin Enterprises, Inc., A ............................................ 470 26,626
715,269
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co. .............................................. 8,789 587,281
Eli Lilly & Co. ...................................................... 3,756 862,077
Johnson & Johnson ................................................. 10,860 1,789,076

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................................... 6,722 $ 522,770
a
Organon & Co. ..................................................... 671 20,305
Pfizer, Inc. ......................................................... 26,509 1,038,092
Zoetis, Inc. ........................................................ 1,843 343,462
5,163,063
Professional Services 0.2%
Booz Allen Hamilton Holding Corp. ...................................... 923 78,621
a
FTI Consulting, Inc. .................................................. 131 17,896
Robert Half International, Inc. .......................................... 1,297 115,394
Verisk Analytics, Inc. ................................................. 607 106,055
317,966
Road & Rail 0.9%
JB Hunt Transport Services, Inc. ........................................ 840 136,878
Landstar System, Inc. ................................................ 372 58,783
Norfolk Southern Corp. ............................................... 3,400 902,394
Old Dominion Freight Line, Inc. ......................................... 572 145,174
Schneider National, Inc., B ............................................ 225 4,898
Union Pacific Corp. .................................................. 2,655 583,914
1,832,041
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc. ................................................. 13,014 2,240,490
Applied Materials, Inc. ................................................ 6,508 926,739
a
Cirrus Logic, Inc. .................................................... 216 18,386
Intel Corp. ......................................................... 11,408 640,445
KLA Corp. ......................................................... 1,495 484,694
Lam Research Corp. ................................................. 1,185 771,080
Maxim Integrated Products, Inc. ........................................ 2,708 285,315
Monolithic Power Systems, Inc. ......................................... 180 67,221
NVIDIA Corp. ...................................................... 1,001 800,900
QUALCOMM, Inc. ................................................... 3,678 525,697
Skyworks Solutions, Inc. .............................................. 1,851 354,929
Teradyne, Inc. ...................................................... 366 49,029
Texas Instruments, Inc. ............................................... 15,375 2,956,613
Xilinx, Inc. ......................................................... 2,549 368,687
10,490,225
Software 4.5%
a
Adobe, Inc. ........................................................ 1,136 665,287
a
Aspen Technology, Inc. ............................................... 519 71,383
a
Cadence Design Systems, Inc. ......................................... 2,001 273,777
Citrix Systems, Inc. .................................................. 886 103,901
a
Fair Isaac Corp. .................................................... 106 53,284
a
Fortinet, Inc. ....................................................... 504 120,048
Intuit, Inc. ......................................................... 1,548 758,783
Microsoft Corp. ..................................................... 24,072 6,521,105
Oracle Corp. ....................................................... 7,098 552,508
a
Tyler Technologies, Inc. ............................................... 154 69,665
a
VMware, Inc., A ..................................................... 281 44,952
9,234,693
Specialty Retail 2.5%
a
AutoZone, Inc. ..................................................... 194 289,491
Best Buy Co., Inc. ................................................... 2,386 274,342
Foot Locker, Inc. .................................................... 1,184 72,970

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-17
a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Lowe's Cos., Inc. .................................................... 7,200 $ 1,396,584
a
O'Reilly Automotive, Inc. .............................................. 720 407,671
Ross Stores, Inc. ................................................... 13,386 1,659,864
TJX Cos., Inc. (The) ................................................. 8,542 575,902
Tractor Supply Co. .................................................. 1,196 222,528
Williams-Sonoma, Inc. ............................................... 831 132,669
5,032,021
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. ........................................................ 4,471 612,348
a
Dell Technologies, Inc., C ............................................. 599 59,702
HP, Inc. ........................................................... 15,691 473,711
NetApp, Inc. ....................................................... 2,168 177,386
Xerox Holdings Corp. ................................................ 667 15,668
1,338,815
Textiles, Apparel & Luxury Goods 1.3%
Carter's, Inc. ....................................................... 401 41,371
Hanesbrands, Inc. ................................................... 2,244 41,895
a
Lululemon Athletica , Inc. .............................................. 1,105 403,292
NIKE, Inc., B ....................................................... 14,512 2,241,959
2,728,517
Tobacco 0.6%
Altria Group, Inc. .................................................... 12,523 597,097
Philip Morris International, Inc. ......................................... 7,276 721,124
1,318,221
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................................... 6,078 316,056
MSC Industrial Direct Co., Inc., A ........................................ 417 37,418
Watsco , Inc. ....................................................... 294 84,272
WW Grainger, Inc. ................................................... 2,010 880,380
1,318,126
Total Common Stocks (Cost $71,354,332) ......................................
128,222,265
a
Investments In Underlying Funds and Exchange Traded Funds
35.0%
Domestic Fixed Income 21.7%
b
Franklin Liberty U.S. Core Bond ETF ..................................... 1,105,450 28,200,030
b
Franklin Low Duration Total Return Fund, Class R6 .......................... 910,077 8,800,441
b
Franklin Strategic Income Fund, Class R6 ................................. 790,794 7,536,267
44,536,738
Domestic Hybrid 10.0%
b
Franklin Income VIP Fund, Class 1 ...................................... 1,240,010 20,534,571
Foreign Equity 3.3%
iShares Core MSCI EAFE ETF ......................................... 91,662 6,861,817
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$72,139,479) ................................................................
71,933,126
Total Long Term Investments (Cost $143,493,811) ...............................
200,155,391
a
a a a a

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-18
Short Term Investments 2.7%
a a
Shares
a
Value
a
Money Market Funds 2.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 5,528,753 $ 5,528,753
Total Money Market Funds (Cost $5,528,753) ...................................
5,528,753
Total Short Term Investments (Cost $5,528,753 ) .................................
5,528,753
a
Total Investments (Cost $149,022,564) 100.1% ..................................
$205,684,144
Other Assets, less Liabilities (0.1)% ...........................................
(287,053)
Net Assets 100.0% ...........................................................
$205,397,091
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-19
At June 30, 2021, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 8/31/21 4,000,000 $ (32)
Total Return Swap Contracts .................................................................... $(32)
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page FVA- 31 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-20
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $78,338,137
Cost - Non-controlled affiliates (Note 3e ) ........................................................ 70,684,427
Value - Unaffiliated issuers .................................................................. $135,084,082
Value - Non-controlled affiliates (Note 3e ) ....................................................... 70,600,062
Cash .................................................................................... 25,089
Receivables:
Capital shares sold ........................................................................ 17,097
Dividends ............................................................................... 158,931
Total assets .......................................................................... 205,885,261
Liabilities:
Payables:
Investment securities purchased .............................................................. 23,650
Capital shares redeemed ................................................................... 303,835
Management fees ......................................................................... 97,940
Distribution fees .......................................................................... 25,063
Unrealized depreciation on OTC swap contracts .................................................... 32
Accrued expenses and other liabilities ........................................................... 37,650
Total liabilities ......................................................................... 488,170
Net assets, at value ................................................................. $205,397,091
Net assets consist of:
Paid-in capital ............................................................................. $139,676,904
Total distributable earnings (losses) ............................................................. 65,720,187
Net assets, at value ................................................................. $205,397,091
Franklin
VolSmart
Allocation VIP
Fund
Class 2:
Net assets, at value ....................................................................... $44,205
Shares outstanding ........................................................................ 3,061
Net asset value and maximum offering price per share ............................................. $14.44
Class 5:
Net assets, at value ....................................................................... $205,352,886
Shares outstanding ........................................................................ 14,258,841
Net asset value and maximum offering price per share ............................................. $14.40

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
FVA-21
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2)
Unaffiliated issuers ........................................................................ $1,254,798
Non-controlled affiliates ( Note 3e ) ............................................................. 1,757,509
Total investment income ................................................................... 3,012,307
Expenses:
Management fees (Note 3 a ) ................................................................... 795,983
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 149,213
Custodian fees (Note 4 ) ...................................................................... 661
Reports to shareholders ...................................................................... 9,948
Professional fees ........................................................................... 47,038
Trustees' fees and expenses .................................................................. 912
Other .................................................................................... 7,547
Total expenses ......................................................................... 1,011,302
Expense reductions (Note 4 ) ............................................................... (248)
Expenses waived/paid by affiliates (Note 3e and 3f) .............................................. (215,063)
Net expenses ......................................................................... 795,991
Net investment income ................................................................ 2,216,316
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 7,493,023
Non-controlled affiliates ( Note 3e ) ........................................................... 1,648,657
Futures contracts ......................................................................... (1,524,228)
Swap contracts ........................................................................... 26,085
Net realized gain (loss) .................................................................. 7,643,537
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,370,676
Non-controlled affiliates ( Note 3e ) ........................................................... (1,405,874)
Futures contracts ......................................................................... 325,338
Swap contracts ........................................................................... 448
Net change in unrealized appreciation (depreciation) ............................................ 7,290,588
Net realized and unrealized gain (loss) ............................................................ 14,934,125
Net increase (decrease) in net assets resulting from operations .......................................... $17,150,441

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
FVA-22
Franklin VolSmart Allocation VIP Fund
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,216,316 $3,086,186
Net realized gain (loss) ................................................. 7,643,537 15,170,163
Net change in unrealized appreciation (depreciation) ........................... 7,290,588 9,681,207
Net increase (decrease) in net assets resulting from operations ................ 17,150,441 27,937,556
Distributions to shareholders:
Class 2 ............................................................. (4,360) (470)
Class 5 ............................................................. (18,228,062) (2,132,195)
Total distributions to shareholders .......................................... (18,232,422) (2,132,665)
Capital share transactions: (Note 2 )
Class 5 ............................................................. 10,616,659 (15,361,900)
Total capital share transactions ............................................ 10,616,659 (15,361,900)
Net increase (decrease) in net assets ................................... 9,534,678 10,442,991
Net assets:
Beginning of period ..................................................... 195,862,413 185,419,422
End of period .......................................................... $205,397,091 $195,862,413

Franklin Templeton Variable Insurance Products Trust
FVA-23
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
Franklin VolSmart Allocation VIP Fund (Fund) is included
in this report.  The Fund invests a large percentage of its
assets in mutual funds (Underlying Funds) and exchange
traded funds (ETFs), including affiliated funds managed
by Franklin Templeton (FT Underlying Funds). Shares of
the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. At June
30, 2021, 98.15% of the Fund's shares were held through
one insurance company. Investment activities of these
insurance company separate accounts could have a material
impact on the Fund. The Fund offers two classes of shares:
Class 2 and Class 5. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-24
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-25
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2021, the Fund had OTC
derivatives in a net liability position of $32.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and
market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2021, the Fund has determined that no tax liability is required in its financial
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-26
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-27
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2021, there were an unlimited number of shares authorized (without par value). During the period ended June 30,
2021 and the year ended December 31, 2020, there were no transactions of the Fund’s Class 2 shares. Transactions in the
Fund's Class 5 shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Six Months Ended
June 30, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class 5 Shares:
Shares sold ................................... 697,703 $10,319,473 1,955,432 $26,179,712
Shares issued in reinvestment of distributions .......... 1,272,021 18,228,062 165,415 2,132,195
Shares redeemed ............................... (1,193,064) (17,930,876) (3,368,455) (43,673,807)
Net increase (decrease) .......................... 776,660 $10,616,659 (1,247,608) $(15,361,900)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-28
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the period ended June 30, 2021, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . $ 15,594,859 $ 4,138,736 $ (20,664,426) $ 1,750,536 $ (819,705) $ —
a
— $ 218,735
Franklin Income VIP Fund, Class 1 — 21,443,624 (1,000,000) 16,110 74,837 20,534,571 1,240,010 951,401
Franklin Liberty U.S. Core Bond
ETF .................... 26,945,614 3,996,383 (2,000,602) (93,824) (647,541) 28,200,030 1,105,450 336,749
Franklin Low Duration Total Return
Fund, Class R6 ............ 6,591,183 4,189,954 (1,960,000) (4,045) (16,651) 8,800,441 910,077 90,449
Franklin Strategic Income Fund,
Class R6 ................ 6,368,172 4,160,029 (2,975,000) (20,120) 3,186 7,536,267 790,794 160,030
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 3,563,810 19,635,641 (17,670,698) — — 5,528,753 5,528,753 145
Total Non-Controlled Affiliates $59,063,638 $57,564,367 $(46,270,726) $ 1,648,657 $ (1,405,874) $70,600,062 $ 1,757,509
Total Affiliated Securities .... $59,063,638 $57,564,367 $(46,270,726) $1,648,657 $(1,405,874) $70,600,062 $1,757,509
a
As of June 30, 2021, no longer held by the fund.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-29
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
5. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of swaps, short term capital gains distributions from Underlying Funds and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$46,714,190 and $53,383,385, respectively.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At June 30, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Cost of investments .......................................................................... $149,312,865
Unrealized appreciation ........................................................................ $57,720,077
Unrealized depreciation ........................................................................ (1,348,830)
Net unrealized appreciation (depreciation) .......................................................... $56,371,247
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Unrealized appreciation on OTC
swap contracts
$ — Unrealized depreciation on OTC
swap contracts
$ 32
Total .................... $— $32

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-30
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
For the period ended June 30, 2021, the average month end notional amount of futures contracts and swap contracts represented $7,492,090 and $3,642,857, respectively.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2021, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $(1,524,228) Futures contracts $325,338
Swap contracts 26,085 Swap contracts 448
Total ....................... $(1,498,143) $325,786
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
FVA-31
Semiannual Report
Franklin VolSmart Allocation VIP Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 128,222,265 $ — $ — $ 128,222,265
Management Investment Companies ......... 71,933,126 — — 71,933,126
Short Term Investments ................... 5,528,753 — — 5,528,753
Total Investments in Securities ........... $205,684,144 $— $— $205,684,144
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $ — $ 32 $ — $ 32
$— $— $— $—
a
For detailed categories, see the accompanying Statement of Investments.
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
VIX
Market Volatility Index
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Semiannual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
measures the performance of U.S. Treasury bills that have a
remaining maturity of greater than or equal to one month and less than three months.
Bloomberg Barclays U.S. Aggregate Bond Index
measures the investment-grade, U.S. dollar-denominated,
fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities,
mortgage-backed securities (agency fixed-rate and hybrid
adjustable-rate mortgage pass-throughs), asset-backed
securities and commercial mortgage-backed securities
(agency and nonagency).
Bloomberg Barclays U.S. Corporate Bond Index
measures the performance of the investment-grade, fixed-
rate, taxable corporate bond market. It includes U.S. dollar-
denominated securities publicly issued by U.S. and non-U.S.
industrial, utility and financial issuers.
Bloomberg Barclays U.S. Corporate High Yield Bond
Index measures the performance of the U.S. dollar-
denominated, high-yield, fixed-rate corporate bond market.
Securities are classified as high yield if the middle rating of
Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or
below. Bonds from issuers with an emerging markets (EM)
country of risk, based on Barclays EM country definition, are excluded.
Bloomberg Barclays U.S. Government - Intermediate
Index is the intermediate component of the Barclays U.S.
Government Index, which includes public obligations of
the U.S. Treasury with at least one year to final maturity
and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government.
Bloomberg Barclays U.S. High Yield Very Liquid Index is
a component of the U.S. Corporate High Yield Index that is
designed to track a more liquid component of the U.S. dollar-
denominated, high-yield fixed-rate corporate bond market.
Bloomberg Barclays U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index measures the
performance of fixed-rate, local currency, investment-grade
sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
Lipper Multi-Sector Income Funds Classification
Average is calculated by averaging the total returns of
all funds within the Lipper Multi-Sector Income Funds
Classification in the Lipper Open-End underlying funds
universe. Lipper Multi-Sector Income Funds are defined as
funds that seek current income by allocating assets among
different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and
foreign governments, with a significant portion rated below
investment grade. For the six-month period ended 6/30/21,
there were 375 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.
Lipper VIP General U.S. Government Funds
Classification Average is an equally weighted average
calculation of performance figures for all funds within the
Lipper General U.S. Government Funds classification in the
Lipper VIP underlying funds universe. Lipper General U.S.
Government Funds invest primarily in U.S. government and
agency issues. For the six-month period ended 6/30/21,
there were 24 funds in this category. Lipper calculations
do not include contract fees, expenses or sales charges,
and may have been different if such charges had been
considered.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Semiannual Report
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
equity market performance in developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure equity market performance in global developed and
emerging markets.
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global
developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed
to measure equity market performance in global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
equity market performance in global developed markets,
excluding the U.S.
MSCI World Growth Index-NR measures large and midcap
securities exhibiting overall growth style characteristics
across 23 developed markets countries.
MSCI World Index is a free float-adjusted, market
capitalization-weighted index designed to measure equity
market performance in global developed markets.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures performance of those Russell 1000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000 Index
®
that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Growth Index is market capitalization
weighted and measures performance of those Russell 3000
®
Index companies with relatively higher price-to-book ratios
and higher forecasted growth rates.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Allocation VIP Fund
Franklin Flex Cap Growth VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Franklin VolSmart Allocation VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the (i) investment
management agreement between Franklin Advisers, Inc.
(FAI) and the Trust, on behalf of each of Franklin Allocation
VIP Fund, Franklin Flex Cap Growth VIP Fund, Franklin
Growth and Income VIP Fund, Franklin Income VIP Fund,
Franklin Large Cap Growth VIP Fund, Franklin Rising
Dividends VIP Fund, Franklin Small-Mid Cap Growth
VIP Fund, Franklin Strategic Income VIP Fund, Franklin
U.S. Government Securities VIP Fund, Franklin VolSmart
Allocation VIP Fund, and Templeton Global Bond VIP
Fund; (ii) the investment sub-advisory agreement between
FAI and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAI, on behalf of Franklin Allocation VIP Fund;
(iii) the investment sub-advisory agreement between FAI
and Templeton Global Advisors Limited (TGAL), an affiliate
of FAI, on behalf of Franklin Allocation VIP Fund; (iv) the
investment management agreement between FTIL and the
Trust, on behalf of Franklin Global Real Estate VIP Fund; (v)
the investment management agreement between Franklin
Mutual Advisers, LLC (FMA) and the Trust, on behalf of
each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value
VIP Fund; (vi) the investment management agreement
between Templeton Asset Management Ltd. (TAML) and
the Trust, on behalf of Templeton Developing Markets VIP
Fund; (vii) the investment sub-advisory agreement between
TAML and Franklin Templeton Investment Management
Ltd. (FTIML), on behalf of Templeton Developing Markets
VIP Fund; (viii) the investment management agreement
between Templeton Investment Counsel, LLC (TICL) and
the Trust, on behalf of Templeton Foreign VIP Fund; and (ix)
the investment management agreement between TGAL and
the Trust, on behalf of Templeton Growth VIP Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. Although the Management Agreements for the
Funds were considered at the same Board meeting, the
Board considered the information provided to it about the
Funds together and with respect to each Fund separately
as the Board deemed appropriate. FAI, FTIL, FTIML, FMA,
TAML, TICL and TGAL are each referred to herein as a
Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Managers relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of each Management Agreement, including, but not
limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended January 31,
2021. The Board considered the performance returns for
each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund, Franklin Income VIP Fund,
Franklin Strategic Income VIP Fund, Franklin U.S.
Government Securities VIP Fund and Templeton Global
Bond VIP Fund - The Performance Universe for the Franklin
Allocation VIP Fund included the Fund and all mixed-asset
target allocation growth funds underlying variable insurance products (VIPs). The Performance Universe for the Franklin
Income VIP Fund included the Fund and all flexible portfolio funds underlying VIPs. The Performance Universe for the
Franklin Strategic Income VIP Fund included the Fund
and all multi-sector income funds underlying VIPs. The
Performance Universe for the Franklin U.S. Government
Securities VIP Fund included the Fund and all intermediate
US government funds underlying VIPs. The Performance
Universe for the Templeton Global Bond VIP Fund included
the Fund and all global income funds underlying VIPs. The
Board noted that each Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its respective Performance Universe. The
Board also noted that each Fund’s annualized total return
for the one-, three-, five- and 10-year periods was below the median of its respective Performance Universe. The Board
considered that the income-oriented investment objective
of each Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board concluded that
each Fund’s performance was satisfactory.
Franklin Growth and Income VIP Fund - The Performance
Universe for the Fund included the Fund and all equity
income funds underlying VIPs. The Board noted that the
Fund’s annualized income return and annualized total return
for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Flex Cap Growth VIP Fund and Franklin Small-Mid
Cap Growth VIP Fund - The Performance Universe for the
Franklin Flex Cap Growth VIP Fund included the Fund and
all large-cap growth funds underlying VIPs. The Performance
Universe for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and all mid-cap growth funds underlying
VIPs. The Board noted that each Fund’s annualized total
return for the ten-year period was below the median of
its respective Performance Universe, but for the one-,
three- and five-year periods was above the median of its
respective Performance Universe. The Board further noted
that it had approved at its February 2021 Board meeting
various changes to the Franklin Flex Cap Growth VIP Fund
expected to be effective May 1, 2021, including, among other things, changing the Fund’s name, investment strategy, and
primary benchmark. The Board concluded that each Fund’s
performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance
Universe for the Fund included the Fund and all global
real estate funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was below the median of its Performance
Universe, but for the 10-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that, effective September 3, 2019, a change was made to
the Fund’s portfolio management. Management represented
that since this change in the Fund’s portfolio management
team relative Fund performance has generally been positive,
outperforming the Fund’s benchmark by approximately
150 basis points. Management explained that the Fund’s
relative performance lagged that of peers due to the Fund’s
focus on sustainable cash flow growth at a time when the
market returned to a focus on value post the favorable news
regarding vaccine results in mid-November. Management
further explained that key detractors that contributed to the
Fund’s one-year underperformance included the Fund’s
exposure to technology-adjacent subsectors such as
logistics and cellular towers, which outperformed prior to
the favorable vaccine news, but underperformed thereafter.
Management reviewed with the Board the enhancements
to the Fund’s investment processes in an effort to improve
performance, which included making specific portfolio
holding changes. The Board concluded that the Fund’s
Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin Large Cap Growth VIP Fund and Templeton
Developing Markets VIP Fund - The Performance Universe
for the Franklin Large Cap Growth VIP Fund included
the Fund and all multi-cap growth funds underlying VIPs.
The Performance Universe for the Templeton Developing
Markets VIP Fund included the Fund and all emerging
markets funds underlying VIPs. The Board noted that each
Fund’s annualized total return for the one-, three-, five- and
10-year periods was above the median of its respective
Performance Universe. The Board concluded that each
Fund’s performance was satisfactory.
Franklin Mutual Global Discovery VIP Fund - The
Performance Universe for the Fund included the Fund and
all global multi-cap value funds underlying VIPs. The Board
noted that the Fund’s annualized total return for the one- and five-year periods was below the median of its Performance
Universe, but for the three- and 10-year periods was
above the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund’s underperformance
in 2017 was material and continues to adversely impact
the Fund’s ranking over longer-term periods. Management
reminded the Board of the primary factors that impacted
the 2017 performance, including, among factors, exposure
to non-US equities and stock selection. Management
further explained that the Fund is one of the few funds in its
Performance Universe that hedges exposures to non-US
currencies which detracted 81 basis points from the Fund’s
performance relative to its benchmark index, the MSCI World
Value Index - NR, in 2020. Management also explained
that key detractors from the Fund’s one-year performance
included the Fund’s stock selection in the financials and
industrials sectors and the Fund’s underweight position in
the industrials sector. Management reviewed with the Board
recent leadership changes implemented for the Manager,
as well as enhancements made to the Fund’s investment
processes in an effort to improve performance. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period,
and management’s efforts should continue to be closely
monitored.

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Franklin Mutual Shares VIP Fund - The Performance
Universe for the Fund included the Fund and all multi-cap
value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund’s
underperformance in 2017 was material and continues
to adversely impact the Fund’s ranking over longer-term
periods. Management reminded the Board of the primary
factors that impacted the 2017 performance, including,
among factors, exposure to non-US equities and stock
selection. Management also explained that the Fund’s
underweight position in US securities as compared to its
peers detracted from the Fund’s relative performance.
Management further explained that key detractors from
the Fund’s one-year performance included the Fund’s
stock selection in the financials and industrials sectors
and the Fund’s underweight position in the industrials
sector. Management reviewed with the Board recent
leadership changes implemented for the Manager, as well as
enhancements made to the Fund’s investment processes in
an effort to improve performance. The Board concluded that
the Fund’s Management Agreement should be continued
for an additional one-year period, and management’s efforts
should continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance
Universe for the Franklin Rising Dividends VIP Fund
included the Fund and all large-cap core funds underlying
VIPs. The Board noted that the Fund’s annualized total
return for the three-, five- and 10-year periods was above
the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe.
The Board further noted that, while below the median, the
Fund’s one-year annualized total return was 14.22% and
only slightly below the Performance Universe median of
14.79%. The Board concluded that the Fund’s performance
was acceptable.
Franklin Small Cap Value VIP Fund - The Performance
Universe for the Fund included the Fund and all small-
cap value funds underlying VIPs. The Board noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was above the median of its Performance
Universe, but for the one-year period was below the median
of its Performance Universe. The Board further noted that,
while below the median, the Fund’s one-year annualized
total return was 11.47%. The Board concluded that the
Fund’s performance was acceptable.
Franklin VolSmart Allocation VIP Fund - The Performance
Universe for the Fund included the Fund and all flexible
portfolio funds underlying VIPs. The Board noted that the
Fund incepted on April 1, 2013 and has been in operation
for less than 10 years. The Board further noted that its
annualized total return for the one-, three- and five-year
periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Templeton Foreign VIP Fund - The Performance Universe
for the Fund included the Fund and all international multi-
cap value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund has
a more intense value tilt than the Performance Universe,
which has negatively impacted the Fund’s relative returns
during a period of historic and sustained outperformance of
growth over value. Management further explained that the
Fund’s shorter-term relative returns were also negatively
impacted by the Fund’s larger allocation to the energy sector versus peers, which underperformed the broader market.
Management also explained that the Fund’s one-year
relative underperformance was primarily attributable to the
Fund’s health care holdings. Management then discussed
with the Board the actions that are being taken in an effort to address the sources of the Fund’s underperformance,
including enhancements to the Fund’s portfolio management
team and a focus on constructing a more diversified and
high-conviction portfolio. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Templeton Growth VIP Fund - The Performance Universe
for this Fund included the Fund and all global multi-cap
value funds underlying VIPs. The Board noted that the
Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Fund’s higher exposure to value stocks, which have
experienced a period of historic underperformance, and
underweight position in US stocks, which have led market
returns in recent years, contributed to the Fund’s relative
longer-term underperformance versus its Performance
Universe. Management also explained that weightings in
particular sectors (such as consumer discretionary, energy,
financials, information technology and health care) and

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
overall stock selection contributed to the Fund’s relative
underperformance. Management then discussed with
the Board the actions that are being taken/have been
taken in an effort to address the sources of the Fund’s
underperformance, including enhancements to the Fund’s
portfolio management team and a focus on constructing a
more diversified and high-conviction portfolio. The Board
noted that the Fund’s one-year annualized total return
was 6.84% and in the second quintile of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
Franklin Allocation VIP Fund, Franklin Growth and Income
VIP Fund, Franklin Income VIP Fund, Franklin Small Cap
Value VIP Fund and Templeton Global Bond VIP Fund – The
Expense Group for the Franklin Allocation VIP Fund included
the Fund and 10 other mixed-asset target allocation growth
funds underlying VIPs. The Expense Group for the Franklin
Growth and Income VIP Fund included the Fund and 12
other equity income funds underlying VIPs. The Expense
Group for the Franklin Income VIP Fund included the Fund
and 10 other flexible portfolio funds underlying VIPs. The
Expense Group for the Franklin Small Cap Value VIP Fund
included the Fund and 10 other small-cap value funds
underlying VIPs. The Expense Group for the Templeton
Global Bond VIP Fund included the Fund and 11 other global
income funds underlying VIPs. The Board noted that the
Management Rate and actual total expense ratio for each
Fund were below the medians of its respective Expense
Group. The Board also noted that the Franklin Allocation VIP
Fund and Franklin Growth and Income VIP Fund’s actual
total expense ratio reflected a fee waiver from management.
The Board concluded that the Management Rate charged
to each Fund is reasonable. In doing so, the Board noted
that the Franklin Allocation VIP Fund’s sub-advisers, FTIL
and TGAL, are paid by FAI out of the management fee FAI
receives from the Fund.
Franklin Small-Mid Cap Growth VIP Fund and Franklin U.S.
Government Securities VIP Fund - The Expense Group for
the Franklin Small-Mid Cap Growth VIP Fund included the
Fund and 11 other mid-cap growth funds underlying VIPs.
The Expense Group for the Franklin U.S. Government
Securities VIP Fund included the Fund, two other
intermediate US government funds underlying VIPs and 10
inflation-protected bond funds underlying VIPs. The Board
noted that the Management Rate for each Fund was below
the median of its respective Expense Group, and the actual
total expense ratio for each Fund was equal to the median of its respective Expense Group. The Board concluded that the
Management Rate charged to each Fund is reasonable.
Franklin Rising Dividends VIP Fund - The Expense Group
for the Fund included the Fund and 12 other large-cap
core funds underlying VIPs. The Board noted that the
Management Rate for the Fund was equal to the median
of its Expense Group, and the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Franklin Large Cap Growth VIP Fund and Franklin VolSmart
Allocation VIP Fund - The Expense Group for the Franklin
Large Cap Growth VIP Fund included the Fund and 10 other
multi-cap growth funds underlying VIPs. The Expense Group
for the Franklin VolSmart Allocation VIP Fund included the
Fund, three other flexible portfolio funds underlying VIPs,
and one mixed-asset target allocation growth fund underlying
VIPs. The Board noted that the Management Rate for each
Fund was equal to the median of its respective Expense
Group, and the actual total expense ratio for each Fund was
above the median of its respective Expense Group. The

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
Board also noted that the Franklin VolSmart Allocation VIP
Fund’s actual total expense ratio reflected a fee waiver from management. The Board concluded that the Management
Rate charged to each Fund is reasonable.
Franklin Flex Cap Growth VIP Fund and Templeton Foreign
VIP Fund - The Expense Group for the Franklin Flex Cap
Growth VIP Fund included the Fund and 12 other large-
cap growth funds underlying VIPs. The Expense Group for
the Templeton Foreign VIP Fund included the Fund, seven
other international multi-cap value funds underlying VIPs
and five international large-cap value funds underlying VIPs.
The Board noted that the Management Rate for each Fund
was above the median of its respective Expense Group,
but its actual total expense ratio was below the median of
its respective Expense Group. The Board further noted that
the Management Rate for the Templeton Foreign VIP Fund
was approximately six basis points above the median of its
Expense Group and that the Franklin Flex Cap Growth VIP
Fund’s actual total expense ratio reflected a fee waiver from management. The Board also noted that, in connection with
the changes discussed above that are expected to be made
to the Franklin Flex Cap Growth VIP Fund, the Fund would
experience a reduction in its Management Rate. The Board
concluded that the Management Rate charged to each Fund
is reasonable.
Franklin Global Real Estate VIP Fund, Franklin Mutual
Global Discovery VIP Fund, Franklin Mutual Shares VIP
Fund, Franklin Strategic Income VIP Fund, Templeton
Developing Markets VIP Fund and Templeton Growth VIP
Fund – The Expense Group for the Franklin Global Real
Estate VIP Fund included the Fund and eight other global
real estate funds underlying VIPs. The Expense Group for
the Franklin Mutual Global Discovery VIP Fund included
the Fund, one other global multi-cap value fund underlying
VIPs, three global multi-cap core funds underlying VIPs,
and four global multi-cap growth funds underlying VIPs.
The Expense Group for the Franklin Mutual Shares VIP
Fund included the Fund and 12 other multi-cap value funds
underlying VIPs. The Expense Group for the Franklin
Strategic Income VIP Fund included the Fund and 11 other
multi-sector income funds underlying VIPs. The Expense
Group for the Templeton Developing Markets VIP Fund
included the Fund and 14 other emerging markets funds
underlying VIPs. The Expense Group for the Templeton
Growth VIP Fund included the Fund, one other global multi-
cap fund underlying VIPs, three global multi-cap core funds
underlying VIPs, and four global multi-cap growth funds
underlying VIPs. The Board noted that the Management
Rate and actual total expense ratio for each Fund was
above the median of its respective Expense Group. With
respect to the Franklin Global Real Estate VIP Fund, the
Board noted management’s explanation that the Fund was
the second smallest fund in its Expense Group and had
experienced declining assets under management resulting
in higher other expenses. The Board then noted that the
Fund’s actual total expense ratio reflected a fee waiver from management and that management agreed to decrease the
current expense cap on the Fund’s total annual operating
expenses from 1.00% to 0.90%, effective May 1, 2021.
With respect to the Franklin Mutual Global Discovery VIP
Fund, the Board noted management’s explanation that the
portfolio management team makes investments in the debt
and equity of distressed companies and merger arbitrage
securities that are specialized in nature and therefore require additional expertise and resources, whereas the Fund’s
Expense Group generally does not make such investments.
With respect to the Franklin Mutual Shares VIP Fund, the
Board noted that the Fund’s Management Rate and actual
total expense ratio were each less than 3 basis points above the respective median of the Fund’s Expenses Group. With
respect to the Franklin Strategic Income VIP Fund, the
Board noted that the Fund’s Management Rate and actual
total expense ratio were less than 2 basis points and 5
basis points, respectively, above the applicable median of
the Fund’s Expenses Group. With respect to the Templeton
Developing Markets VIP Fund, the Board noted that the
Fund’s Management Rate was three basis points and the
Fund’s actual total expense ratio was less than three basis
points above the respective median of the Fund’s Expenses
Group. With respect to the Templeton Growth VIP Fund,
the Board noted management’s explanation that the Fund’s
total expense ratio is above median due to the depth of
the Fund’s fundamental research process which includes
extensive fundamental research to model a company’s
potential future earnings, cash flow, and asset value relative to its stock price. The Board concluded that the Management
Rate charged to each Fund is reasonable. In doing so, the
Board noted that the Templeton Developing Markets VIP
Fund’s sub-adviser is paid by TAML out of the management
fee TAML receives from the Fund.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Funds’ profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Funds’ Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints for each Fund (except for
the Franklin Allocation VIP Fund and the Franklin VolSmart
Allocation VIP Fund), which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure (except for the Franklin Allocation VIP Fund and the
Franklin VolSmart Allocation VIP Fund) provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows. The Board recognized that there would not likely be
any economies of scale for the Franklin Flex Cap Growth VIP
Fund, Franklin Global Real Estate VIP Fund, Franklin Growth
and Income VIP Fund, Franklin Large Cap Growth VIP Fund
and Franklin VolSmart Allocation VIP Fund until each Fund’s
assets grow. The Board also recognized that given the
decline in assets over the past three calendar years for each of the Franklin Allocation VIP Fund, Franklin Income VIP
Fund, Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund, Franklin Rising Dividends VIP
Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic
Income VIP Fund, Franklin U.S. Government Securities VIP
Fund, Templeton Foreign VIP Fund, Templeton Global Bond
VIP Fund and Templeton Growth VIP Fund, these Funds
are not expected to experience additional economies of
scale in the foreseeable future. The Board concluded that
to the extent economies of scale may be realized by each
Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining

Franklin Templeton Variable Insurance Products Trust
Shareholder Information

Semiannual Report
investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP5 S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Templeton Variable Insurance Products Trust
Investment Manager Fund Administrator Distributor
Franklin Advisers, Inc. Franklin Templeton Services, LLC Franklin Distributors,
LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021